SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA HONG KONG LONDON LOS ANGELES	NEW YORK PALO ALTO SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

January 13, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Russell 1000 Index Fund
Post-Effective Amendment No. 100 to
Registration Statement on Form N-1A
(File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a prospectus for shares of a new series of the Trust, BlackRock Russell 1000 Index Fund (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1991) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

With respect to the Prospectus relating to the Investor A and Institutional Shares (the “Investor Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment No. 134 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of BlackRock World Gold Fund, which was filed on May 25, 2010 (the “Prior Filing”). The disclosure in the Fund’s Investor Shares Prospectus is substantively identical to the Prior Filing with respect to the following matters:

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships

Prospectus:

•	Account Information
•	Management of the Fund
•	General Information
•	For More Information

With respect to the Prospectus relating to the Class K Shares (the “Class K Shares Prospectus”) of the Fund, reference is made to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of BlackRock Large Cap Series Funds, Inc. on behalf of BlackRock Large Cap Growth Retirement Portfolio, BlackRock Large Cap Value Retirement Portfolio and BlackRock Large Cap Core Retirement Portfolio, which was filed on January 29, 2010 (the “Prior Class K Shares Filing”). The disclosure in the Fund’s Class K Shares Prospectus is substantively identical to the Prior Class K Shares Filing with respect to the following matters:

Prospectus:

•	Account Information
•	Management of the Fund
•	General Information
•	For More Information

Additionally, the disclosure in Part I of the Fund’s Statement of Additional Information is substantively identical to the Prior Filing with respect to the following matters:

Statement of Additional Information—Part I:

•

Information on Trustees and Officers (updated to include the experience, qualifications and skills of each Trustee that support the conclusion that each Trustee should serve or continue to serve on the Board of Trustees of the Trust)

•	Management and Advisory Arrangements
•	Information on Sales Charges and Distribution Related Expenses
•	Computation of Offering Price
•	Portfolio Transactions and Brokerage
•	Additional Information

Part II of the Fund’s Statement of Additional Information is substantially identical to that contained in the Prior Filing.

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc: Aaron Wasserman

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